SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 13,276	$ 9,444	$ 25,907	$ 15,445
FFO from equity accounted investments	625	491	1,246	948
Interest expense	(1,066)	(865)	(2,103)	(1,708)
Current income taxes	(136)	(88)	(363)	(105)
Funds from operations	790	1,026	1,960	1,700
Equity	79,170	74,045	79,170	74,045	$ 81,315	$ 79,872	$ 70,426	$ 69,688
Equity accounted investments	30,025		30,025			31,994
Asset management
Disclosure of operating segments [line items]
Revenue	18	63	81	100
FFO from equity accounted investments	0	0	0	0
Current income taxes	0	0	0	0
Funds from operations	241	231	604	397
Equity accounted investments	0		0			0
Additions to non-current assets1	0	0	0	0
Real Estate
Disclosure of operating segments [line items]
Revenue	1,794	1,748	3,670	3,435
FFO from equity accounted investments	218	243	446	461
Current income taxes	(1)	(51)	(7)	(54)
Funds from operations	206	661	645	986
Equity accounted investments	19,309		19,309			19,596
Additions to non-current assets1	2,951	1,052	6,024	4,709
Renewable Power
Disclosure of operating segments [line items]
Revenue	898	654	1,837	1,297
FFO from equity accounted investments	8	4	20	5
Current income taxes	(9)	5	(16)	(12)
Funds from operations	66	65	166	132
Equity accounted investments	517		517			509
Additions to non-current assets1	3,214	77	3,484	144
Infrastructure
Disclosure of operating segments [line items]
Revenue	1,144	1,037	2,257	1,785
FFO from equity accounted investments	193	225	432	414
Current income taxes	(47)	(40)	(219)	(52)
Funds from operations	86	84	427	167
Equity accounted investments	7,363		7,363			8,793
Additions to non-current assets1	1,514	6,953	1,756	7,273
Private Equity
Disclosure of operating segments [line items]
Revenue	8,678	5,370	16,793	7,768
FFO from equity accounted investments	201	39	341	75
Current income taxes	(52)	(21)	(80)	(16)
Funds from operations	282	62	336	164
Equity accounted investments	2,301		2,301			2,385
Additions to non-current assets1	679	3,528	803	3,617
Residential Development
Disclosure of operating segments [line items]
Revenue	686	499	1,145	938
FFO from equity accounted investments	2	(12)	7	(11)
Current income taxes	(9)	(3)	(13)	(5)
Funds from operations	14	(30)	(19)	(38)
Equity accounted investments	434		434			346
Additions to non-current assets1	33	18	109	41
Corporate Activities
Disclosure of operating segments [line items]
Revenue	58	73	124	122
FFO from equity accounted investments	3	(8)	0	4
Current income taxes	(18)	22	(28)	34
Funds from operations	(105)	(47)	(199)	(108)
Equity accounted investments	101		101			365
Additions to non-current assets1	24	2	179	28
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	489	387	1,032	726
Interest expense	(7)	(5)	13	(9)
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	362	290	798	543
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	9	9	18	17
Elimination of intersegment amounts | Renewable Power
Disclosure of operating segments [line items]
Revenue	3	0	6	0
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	0	5	3	5
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	126	83	231	161
Elimination of intersegment amounts | Residential Development
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(11)	0	(24)	0
Operating segments
Disclosure of operating segments [line items]
Revenue	13,765	9,831	26,939	16,171
FFO from equity accounted investments	625	491	1,246	948
Interest expense	(1,073)	(870)	(2,116)	(1,717)
Current income taxes	(136)	(88)	(363)	(105)
Funds from operations	790	1,026	1,960	1,700
Equity accounted investments	30,025		30,025			31,994
Additions to non-current assets1	8,415	11,630	12,355	15,812
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	380	353	879	643
Interest expense	0	0	0	0
Operating segments | Real Estate
Disclosure of operating segments [line items]
Revenue	1,803	1,757	3,688	3,452
Interest expense	(544)	(453)	(1,074)	(922)
Operating segments | Renewable Power
Disclosure of operating segments [line items]
Revenue	901	654	1,843	1,297
Interest expense	(218)	(157)	(447)	(322)
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	1,144	1,042	2,260	1,790
Interest expense	(133)	(117)	(255)	(216)
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	8,804	5,453	17,024	7,929
Interest expense	(84)	(60)	(151)	(90)
Operating segments | Residential Development
Disclosure of operating segments [line items]
Revenue	686	499	1,145	938
Interest expense	(14)	(20)	(31)	(42)
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	47	73	100	122
Interest expense	(80)	(63)	(158)	(125)
Common equity | Common shares
Disclosure of operating segments [line items]
Equity	24,381	$ 22,329	24,381	$ 22,329	$ 24,456	24,052	$ 22,511	$ 22,499
Common equity | Common shares | Asset management
Disclosure of operating segments [line items]
Equity	334		334			312
Common equity | Common shares | Real Estate
Disclosure of operating segments [line items]
Equity	17,116		17,116			16,725
Common equity | Common shares | Renewable Power
Disclosure of operating segments [line items]
Equity	4,549		4,549			4,944
Common equity | Common shares | Infrastructure
Disclosure of operating segments [line items]
Equity	2,592		2,592			2,834
Common equity | Common shares | Private Equity
Disclosure of operating segments [line items]
Equity	4,204		4,204			4,215
Common equity | Common shares | Residential Development
Disclosure of operating segments [line items]
Equity	2,601		2,601			2,915
Common equity | Common shares | Corporate Activities
Disclosure of operating segments [line items]
Equity	(7,015)		(7,015)			(7,893)
Common equity | Common shares | Operating segments
Disclosure of operating segments [line items]
Equity	$ 24,381		$ 24,381			$ 24,052